Expense Example, No Redemption - Investor A, C and Institutional - BlackRock Strategic Income Opportunities Portfolio - Investor C Shares	Apr. 30, 2021 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 180
Expense Example, No Redemption, 3 Years	558
Expense Example, No Redemption, 5 Years	963
Expense Example, No Redemption, 10 Years	$ 1,901